Derivatives (Schedule Of Effect On Operating Results) (Details) - Total Commodity Derivatives [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income, Supply & Logistics Product Costs	$ 1,381	$ 2,769
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income, Supply & Logistics Product Costs			$ 2,186	$ 0
Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income, Supply & Logistics Product Costs	$ (805)	$ 2,769